SCHEDULE OF STOCK OPTION ACTIVITY BASED ON GRANT DATE (Details) - Share options [member]	12 Months Ended
	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares
IfrsStatementLineItems [Line Items]
Number of options outstanding	11	12	13
Number of options exercisable	10
Weighted Average Exercise Price | $ / shares	$ 250,854.55	$ 38,903.00	$ 46,376.16
Remaining contractual life (years)	2 years
15-November-20 [member]
IfrsStatementLineItems [Line Items]
Number of options outstanding	1
Number of options exercisable	1
Weighted Average Exercise Price | $ / shares	$ 756,000.00
Expiry date	Nov. 15, 2030
Remaining contractual life (years)	5 years 10 months 17 days
15-Nov-20 [member]
IfrsStatementLineItems [Line Items]
Number of options outstanding	1
Number of options exercisable	1
Weighted Average Exercise Price | $ / shares	$ 756,000.00
Expiry date	Nov. 15, 2025
Remaining contractual life (years)	10 months 13 days
13-Apr-22 [member]
IfrsStatementLineItems [Line Items]
Number of options outstanding	6
Number of options exercisable	6
Weighted Average Exercise Price | $ / shares	$ 138,600.00
Expiry date	Apr. 13, 2027
Remaining contractual life (years)	2 years 3 months 10 days
12-Jul-22 [member]
IfrsStatementLineItems [Line Items]
Number of options outstanding	3
Number of options exercisable	2
Weighted Average Exercise Price | $ / shares	$ 138,600.00
Expiry date	Jul. 12, 2025
Remaining contractual life (years)	6 months 10 days